Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (123,945)	$ (299,442)	$ 44,475
Other comprehensive income (loss):
Unrealized gain (loss) on qualifying cash flow hedging instruments (note 12)	6,017	(905)	(1,564)
Pension adjustments, net of taxes	1,096	0	0
Realized (gain) loss on qualifying cash flow hedging instruments (note 12)	(102)	1,186	64
Realized loss on qualifying cash flow hedging instruments	873	0	0
Other comprehensive income (loss)	7,884	281	(1,500)
Comprehensive (loss) income	(116,061)	(299,161)	42,975
Non-controlling interests in comprehensive (loss) income	(7,161)	3,764	11,858
Preferred unitholders' interest in comprehensive (loss) income	31,485	42,065	45,836
General and limited partners' interest in comprehensive (loss) income	$ (140,385)	$ (344,990)	$ (14,719)